SHARE-BASED COMPENSATION (Details 3) - yr	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfRangeOfAssumptionsUsedInDeterminingFairValueOfOptionsGrantedLineItems [Line Items]
Expected life	3.4
Expected dividend yield	0.00%	0.00%
Fair value per share under options granted	CAD$0.15 - CAD$0.25	CAD$0.19 - CAD$0.26
Minimum
DisclosureOfRangeOfAssumptionsUsedInDeterminingFairValueOfOptionsGrantedLineItems [Line Items]
Risk-free interest rate	0.27%	1.31%
Expected stock price volatility	44.16%	43.86%
Expected life		3.4
Estimated forfeiture rate	2.84%	2.82%
Maximum
DisclosureOfRangeOfAssumptionsUsedInDeterminingFairValueOfOptionsGrantedLineItems [Line Items]
Risk-free interest rate	0.67%	1.65%
Expected stock price volatility	54.16%	49.46%
Expected life		3.5
Estimated forfeiture rate	3.08%	3.12%